Schedule of revenue (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Revenue from program fees		$ 1,578,287	$ 929,319	$ 937,415
Contractual payments to gyms		(935,823)	(537,012)	(574,025)
Net Revenue from program fees		642,464	392,307	363,390
Subscription SaaS Revenue		126,684
Transaction SaaS Revenue		162,976
Total SaaS Revenue		289,660
Research and Development tax incentive	[1]	249,747		1,149,525
Finale, franchise fee and other fees		195,614	167,021	22,600
Merchandise sales		436	2,984	1,296
Total other income		445,797	170,005	1,173,421
Total Revenue		$ 1,377,921	$ 562,312	$ 1,536,811

[1]	The Company will continue to apply for the Research and Development incentive as long as it continues to be eligible and will conduct eligible research and development activities. The applicable legislation that governs the eligibility to participate in the R&D incentive program is Division 355 of the Income Tax Assessment Act 1997 (ITAA 1997). The FY24 Research and Development incentive was recognised in FY25 and the FY 2025 Research and Development incentive will be applied for on lodging of the FY 2025 tax return with the Australian Tax Office and recognised once reasonable assurance that the Company will comply with the conditions and that the grants will be received.